UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	09/30/2012



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL         October 24, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              40
                                                  -----------------------

Form 13F Information Table Value Total:            $ 203646(x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
BARCLAYS 1-3 YR CREDIT BOND       A     464288646    11576     109461SH          SOLE        NONE           109461
DJ-UBS COMMODITY INDEX ETN        A     06738C778       13        313SH          SOLE        NONE              313
IPATH S&P 500 DYNAMIC VIX         A     06741L609    28827     546383SH          SOLE        NONE           546383
iSHARES HIGH DIVIDEND  YIELD      A     46429B663     8708     142921SH          SOLE        NONE           142921
iSHARES MSCI EAFE                 A     464287465      410       7737SH          SOLE        NONE             7737
iSHARES MSCI EMERGING MKTS        A     464287234        2         48SH          SOLE        NONE               48
ISHARES MSCI EX-US		  A 	464288240        7        180SH          SOLE        NONE              180
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES MSCI USA MIN VOLATILITY   A     46429B697        0          0SH          SOLE        NONE                0
iSHARES S&P GLBL INDX             A     464287572        4         76SH          SOLE        NONE               76
iSHARES S&P MID VALUE             A     464287705    18585     218627SH          SOLE        NONE           218627
iSHARES S&P SM VALUE              A     464287879       44        562SH          SOLE        NONE              562
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457        0          0SH          SOLE        NONE                0
iSHARES TR DJ TOTAL MARKET        A     464287846       11        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226      285       2561SH          SOLE        NONE             2561
PIMCO ENHANCED SHORT MAT          A     72201R833     9611      94703SH          SOLE        NONE            94703
POWERSHARES S&P500 HIGH QUALITY   A     73935X682        0          0SH          SOLE        NONE                0
POWERSHARES S&P500 LOW VOLATILITY A     73935X682        0          0SH          SOLE        NONE                0
RUSSELL 1000 iSHARES              A     464287622      392       4932SH          SOLE        NONE             4932
RUSSELL 2000 iSHARES              A     464287655       85       1061SH          SOLE        NONE             1061
RUSSELL 2000 VALUE iSHARES        A     464287630       79       1061SH          SOLE        NONE             1061
RUSSELL 3000 iSHARES              A     464287689   100222    1181168SH          SOLE        NONE          1181168
RUSSELL MIDCAP VALUE iSHARES      A     464287473      378       7770SH          SOLE        NONE             7770
S&P 500 BARRA GROWTH iSHARES      A     464287309        7         94SH          SOLE        NONE               94
S&P 500 iSHARES                   A     464287200      417       2890SH          SOLE        NONE             2890
SCHWAB EMG MKT EQUITY ETF         A     808524706       65       2613SH          SOLE        NONE             2613
SCHWAB INTL EQUITY ETF            A     808524805       76       2975SH          SOLE        NONE             2975
SCHWAB INTL SMALL CAP ETF         A     808524888       40       1515SH          SOLE        NONE             1515
SCHWAB LG-CAP VALUE ETF           A     808524409       14        461SH          SOLE        NONE              461
SCHWAB US BROAD MKT ETF           A     808524102      239       6938SH          SOLE        NONE             6938
SCHWAB US DIVIDEND EQUITY ETF     A     808524797        0          0SH          SOLE        NONE                0
SCHWAB US SMALL-CAP ETF           A     808524607        6        183SH          SOLE        NONE              183
SPDR TRUST UNIT SR                A     78462F103       49        340SH          SOLE        NONE              340
VANGUARD DIV APPRECIATION         A     921908844     9333     156399SH          SOLE        NONE           156399
VANGUARD IDX FDS GROWTH           A     922908736      439          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        3         45SH          SOLE        NONE               45
VANGUARD MEGA CAP 300 IDX         A     921910873     9261     186903SH          SOLE        NONE           186903
VANGUARD TOTAL BOND MKT           A     921937835     1208      14193SH          SOLE        NONE            14193
VANGUARD TOTAL STOCK MKT IDX      A     922908769     3248      44109SH          SOLE        NONE            44109

TOTAL                                              $203646(x1000)

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